NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 7,438	$ 8,465
Assets	45,811	45,965
Current liabilities	2,356	3,120
Total liabilities	13,809	14,676
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Current assets	2,531	2,408
Non-current assets	14,094	13,863
Assets	16,625	16,271
Current liabilities	704	586
Non-current liabilities	1,147	1,135
Total liabilities	1,851	1,721
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Current assets	547	485
Non-current assets	5,244	5,003
Assets	5,791	5,488
Current liabilities	1,079	889
Non-current liabilities	1,538	1,421
Total liabilities	2,617	2,310
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Current assets	303	437
Non-current assets	2,006	1,917
Assets	2,309	2,354
Current liabilities	760	800
Non-current liabilities	409	422
Total liabilities	1,169	1,222
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Current assets	782	928
Non-current assets	3,747	3,602
Assets	4,529	4,530
Current liabilities	171	189
Non-current liabilities	539	560
Total liabilities	710	749
Tongon [Member]
Disclosure of subsidiaries [line items]
Current assets	118	158
Non-current assets	225	165
Assets	343	323
Current liabilities	135	170
Non-current liabilities	68	46
Total liabilities	203	$ 216
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Current assets	21
Non-current assets	752
Assets	773
Current liabilities	62
Non-current liabilities	0
Total liabilities	$ 62